Lease Obligations (Details) - Schedule of right of use assets and lease liabilities - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of right of use assets and lease liabilities [Abstract]
Right-Of-Use Assets	$ 1,019,412	$ 1,094,778	$ 1,358,517
Lease Liability:
Right-Of-Use Asset - Office Leases - Current	314,793	310,095	299,765
Right-Of-Use Asset - Office Leases - Non-Current	704,619	784,683	1,058,752
Operating Leases	$ 1,019,412	$ 1,094,778	$ 1,358,517